Other financial liabilities - Summary of Detailed Information About Other Noncurrent Financial Liabilities Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current liabilities
Liability for put options with non-controlling interests	₨ 4,935	$ 59	₨ 4,422
Liability for operation and maintenance	1,851	22	1,735
Derivative instruments - hedge instruments	225	3	521
Total	7,011	84	6,678
Current
Liability for put options with non-controlling interests	1,000	12	987
Financial liabilities at amortised cost
Capital creditors	40,092	481	33,480
Purchase consideration payable	44	1	1,681
Liability for operation and maintenance	342	4	299
Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	321	4	345
Financial liabilities at fair value through profit or loss
Derivative instruments - share warrants	772	9	1,309
Total	₨ 42,571	$ 511	₨ 38,101